INVESTMENT IN EZCHIP TECHNOLOGIES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EZCHIP TECHNOLOGIES [Abstract]
INVESTMENT IN EZCHIP TECHNOLOGIES

NOTE 3:-          INVESTMENT IN EZCHIP TECHNOLOGIES

As of December 31, 2011, the Company owns 100% of the issued and outstanding ordinary shares and preferred shares of EZchip Technologies Ltd. EZchip Technologies was established in December 1999 as a wholly-owned subsidiary of the Company. From 2000 through 2006, EZchip Technologies raised funds from third party investors and the Company, thereby diluting the Company's ownership of EZchip Technologies.

Commencing in 2003 and ending on December 22, 2009, the Company entered into a series of exchange and acquisition transactions with EZchip Technologies' noncontrolling interest holders in order to increase the Company's ownership interest in EZchip Technologies.  Pursuant to these transactions (as described below), the Company issued to EZchip Technologies' noncontrolling interest holders Ordinary Shares of the Company and options to purchase Ordinary Shares of the Company in exchange for such noncontrolling interest shares and options in EZchip Technologies (including shares resulting from the exercise of options).

Following are the transactions with the noncontrolling interest holders in EZchip Technologies since January 1, 2009:

In November and December 2009, the Company offered current and former employees of EZchip Technologies (the "Employee Exchange Offer") to exchange their ordinary shares and options to purchase ordinary shares of EZchip Technologies for Ordinary Shares and options to purchase Ordinary Shares of the Company for cash. At such time those current and former employees of EZchip Technologies were the only noncontrolling interest holders in EZchip Technologies.

Upon completion of the Employee Exchange Offer on December 22, 2009, the Company (i) acquired 2,707,948 ordinary shares of EZchip Technologies (including ordinary shares issued upon exercise of EZchip Technologies options) for an aggregate purchase price of $ 7,146 (the purchase price represents the total proceeds the Company received from the December 2009 public offering) (ii) granted options to purchase 1,642,340 Ordinary Shares in exchange for 6,241,078 options to purchase ordinary shares of EZchip Technologies with a fair value of $13,225, and (iii) issued 243,774 Ordinary Shares in exchange for 926,442 ordinary shares of EZchip Technologies with a fair value of $2,560.

Following the completion of the Employee Exchange Offer on December 22, 2009, all outstanding ordinary shares of EZchip Technologies and substantially all outstanding options to purchase ordinary shares of EZchip Technologies were held by the Company (except for options to purchase 156,250 ordinary shares of EZchip Technologies held by certain directors and an executive officer of EZchip Technologies that were exchanged during 2010 for options to purchase 41,120 Ordinary Shares).

The Employee Exchange Offer and the acceleration of certain unvested EZchip Technologies options in connection with the Employee Exchange Offer was accounted for as a modification of terms, based on FASB ASC 718 with a resulting increase in the ownership percentage held in EZchip Technologies according to the provisions of FASB ASC 810.

Remaining compensation on account of original EZchip Technologies options surrendered was recognized immediately as EZchip Technologies accelerated its vesting period.

The acquisition was accounted for in accordance with FASB ASC 810 guidance as a purchase of subsidiary's shares from noncontrolling interest holders. In accordance with FASB ASC 810, the increase in the Company's ownership interest in EZchip Technologies was accounted as an equity transaction. Therefore, no gain or loss was recognized in consolidated net income. The difference between the fair value of the consideration transferred and the carrying amount of the noncontrolling interest holders as recorded in Company's books immediately before the transaction was recognized in equity attributable to the Company (in Additional Paid-In Capital).